Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE

Pursuant to Section 4.01(g)(i) of the Storm Recovery Property Servicing Agreement, dated as of June 22, 2022 (Servicing Agreement), between CLECO POWER LLC, as servicer (Servicer), and CLECO SECURITIZATION I LLC, the Servicer does hereby certify, for the September 2, 2025, Payment Date (Current Payment Date), as follows:

(a)    Capitalized terms used herein have their respective meanings as set forth in the Servicing Agreement or the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

(i) Allocation of collections as of Current Payment Date allocable to principal and interest:

a.    Principal

		Aggregate
i.	Tranche A-1	$6,952,250.13
ii.	Tranche A-2	—
iii.	Total:	$6,952,250.13

b.    Interest

		Aggregate
i.	Tranche A-1	$1,863,269.41
ii.	Tranche A-2	6,969,000.00
iii.	Total:	$8,832,269.41

(b)    Outstanding Amount of Bonds prior to, and after giving effect to the payment on the current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under (a)(i) above) and the principal balance to be Outstanding (following payment on current Payment Date):

(i) Principal Balance Outstanding (as of the date of this certification):

i.	Tranche A-1	$92,792,301.48
ii.	Tranche A-2	300,000,000.00
iii.	Total:	$392,792,301.48

(ii) Principal Balance Outstanding (following payment on current Payment Date):

i.	Tranche A-1	$85,840,051.35
ii.	Tranche A-2	300,000,000.00
iii.	Total:	$385,840,051.35

(iii) Difference between (ii) above and Outstanding Amount specified in the Expected Amortization Schedule:

i.	Tranche A-1	$—
ii.	Tranche A-2	—
iii.	Total:	$—

(c)    All other transfers to be made on the current Payment Date, including amounts to be paid to the Trustee and to the Servicer:

(i) Operating Expenses

i.	Trustee Fees and Expenses:	$5,125.00
ii.	Servicing Fee:	107,123.29
iii.	Administration Fee:	50,410.96
iv.	Independent Manager Fee:	—
v.	Other Operating Expenses:	—
vi.	Total:	$162,659.25

(ii) Other Payments

i.	Operating Expenses (payable pursuant to Section 8.02(e)(iv) of the Indenture):	$111,546.00
ii.	Funding of Capital Subaccount (to required amount):	—
iii.	Return on Capital Subaccount payable to Cleco Securitization I LLC from investment earnings on the capital subaccount not to exceed 4.646% per annum:	49,769.48
iv.	Operating Expenses and Indemnity Amounts payable pursuant to Section 8.02(e)(viii) of the Indenture:	—
v.	Deposits to Excess Funds Subaccount (including the portion, if any, of investment earnings on the Capital Subaccount in excess of the amounts payable under (iii)):	—
vi.	Total:	$161,315.48

(d)    Estimated amounts on deposit in the Capital Subaccount and Excess Funds Subaccount before and after giving effect to the foregoing payments and the amount required to be on deposit in the Capital Subaccount:

(i) Capital Subaccount
i.	Estimated amounts on deposit in the Capital Subaccount before giving effect to the foregoing payments:	$2,162,311.40
ii.	Estimated amounts on deposit in the Capital Subaccount after giving effect to the foregoing payments:	$2,125,000.00
iii.	Amount required to be on deposit in the Capital Subaccount:	$2,125,000.00

(ii) Excess Funds Subaccount
i.	Estimated amounts on deposit in the Excess Funds Subaccount before giving effect to the foregoing payments:	$2,521,975.24
ii.	Estimated amounts on deposit in the Excess Funds Subaccount after giving effect to the foregoing payments:	$2,155,818.74

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate.

Date:	August 20, 2025	CLECO POWER LLC,
as Servicer
/s/ Vincent M. Sipowicz
Vincent M. Sipowicz
Treasurer